Revenue from contracts with customers and trade receivables (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Statement [Line Items]
Revenue		₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Global Generics
Statement [Line Items]
Revenue	[1]	179,170			154,404		138,123
Global Generics | Nervous System
Statement [Line Items]
Revenue		26,159			29,040		26,825
Global Generics | Gastrointestinal
Statement [Line Items]
Revenue		23,386			21,132		19,394
Global Generics | Anti-Infective [member]
Statement [Line Items]
Revenue		22,526			12,906		9,402
Global Generics | Pain Management [member]
Statement [Line Items]
Revenue		18,437			15,531		13,808
Global Generics | Oncology [member]
Statement [Line Items]
Revenue		17,051			16,842		18,245
Global Generics | Respiratory
Statement [Line Items]
Revenue		15,085			11,089		10,433
Global Generics | Cardiovascular [member]
Statement [Line Items]
Revenue		14,856			15,460		14,729
Global Generics | Hematology [Member]
Statement [Line Items]
Revenue		11,737			4,959		4,725
Global Generics | Dermatology [Member]
Statement [Line Items]
Revenue		6,797			5,240		3,255
Global Generics | Nutraceuticals [Member]
Statement [Line Items]
Revenue		4,530			4,059		3,441
Global Generics | Others
Statement [Line Items]
Revenue		₨ 18,606			₨ 18,146		₨ 13,866

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).